UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
    Washington, D.C.  20549




Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03.31.11

Check here if Amendment [x];
File NO: 028-14205  Film No: 11791580
Amendment Number: 1
This Amendment (Check only one.): [x] is a restatement.
Quarter End date above has been corrected.

[ ] adds new holdings entries.
No holdings added or changed.

Institutional Investment Manager Filing this Report:

Name:Lumina Fund Management LLC

Address: 48 Wall Street Suite 1100, New York, NY, 10005

Form 13F File Number: 28-14205

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Diego Giurleo
Title: Managing Member
Phone: 212-918-4645

Signature, Place, and Date of Signing:

/S Diego Giurleo    New York, NY   05.01.11


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:    0
Form 13F Information Table Entry Total: 18
Form 13F Information Table Value Total: 373,879

 (thousands (x$1000))

List of Other Included Managers: None




FORM 13F INFORMATION TABLE


COLUMN 1 			COLUMN 2	 COLUMN 3 	COLUMN 4 	COLUMN 5 		COLUMN 6        COLUMN 7   COLUMN 8
										SHRS OR   SH/	PUT/	INVESTMENT	OTHER	   VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	 CUSIP		VALUE (x$1000)	PRN AMT   PRN 	CALL	DISCRETION	MANAGER	   SOLE   SHARED    NONE
APPLE INC			COM		 037833100	5228		15000	  SH		SOLE			   15000
AETNA INC NEW			COM		 00817Y108	1310		35000	  SH		SOLE			   35000
AGRIUM INC			COM		 008916108	1384		15000	  SH		SOLE			   15000
AKAMAI TECHNOLOGIES INC		COM		 00971T101	2280		60000	  SH		SOLE			   60000
BEST BUY INC			COM		 086516101	2829		98500	  SH		SOLE			   98500
BLACKROCK INC			COM		 09247X101	121		600	  SH		SOLE			   600
DEUTSCHE BANK AG		NAMEN AKT	 D18190898	886		15000	  SH		SOLE			   15000
DREAMWORKS ANIMATION SKG INC	CL A		 26153C103	419		15000	  SH		SOLE			   15000
F5 NETWORKS INC			COM		 315616102	267		2600	  SH		SOLE			   2600
EXELON CORP			COM		 30161N101	412		10000	  SH		SOLE			   10000
FUEL SYS SOULTIONS INC		COM		 35952W103	1117		37000	  SH		SOLE			   37000
HARRIS CORP DEL			COM		 413875105	744		15000	  SH		SOLE			   15000
JDS UNIPHASE CORP		COM		 46612J507	35		1700	  SH		SOLE			   1700
LONGTOP FINL TECHNOLOGIES LT	ADR		 54318P108	399		12700	  SH		SOLE			   12700
NORTHERN TR CORP		COM		 665859104	1330		26200	  SH		SOLE			   26200
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	178771		1337000	  SH	PUT	SOLE			   1337000
SPDR S&P 500 ETF TR		TR UNIT		 78462F103	176172		1329500	  SH		SOLE			   1329500
VARIAN MED SYS INC		COM		 92220P105	176		2600	  SH		SOLE			   2600